Interest and Finance Cost (Tables)	12 Months Ended
Dec. 31, 2013
Interest and Finance Cost [Abstract]
Interest And Finance Cost
	December 31,
	2011	2012	2013
Interest costs on long-term debt	$87,505	$135,819	$190,195
Amortization and write off of financing fees	17,778	12,944	38,797
Amortization of unrealized hedge reserve (Note 10.1)	9,816	9,816	-
Capitalized borrowing costs	(57,761)	(44,951)	(65,492)

Commissions, commitment fees and other financial expenses	6,414	2,799	57,064
Total	$63,752	$116,427	$220,564